Investment Objectives and Goals	Feb. 28, 2026
The Ambassador Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of The Ambassador Fund (the “Fund”) is to seek current income.
The Diplomat Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of The Diplomat Fund (the “Fund”) is to seek total return.